Employee Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Employee Compensation Plans
Summary of stock option activity under the Plans
	Number of Shares	Weighted-Average Exercise Price
Outstanding, January 1, 2013	1,907,568	$3.4362
Granted	868	$4.9450
Exercised	(42,823)	$1.7664
Cancelled	(379,940)	$1.1500
Expired	(175,456)	$1.9412
Forfeited	(18,300)	$6.8724
Outstanding, December 31, 2013	1,291,917	$4.3194
Granted	463,008	$5.9434
Exercised	(36,752)	$1.4895
Expired	(210,043)	$4.1992
Forfeited	(19,956)	$7.0579
Outstanding, September 30, 2014	1,488,174	$4.8753
Vested and Expected to Vest, September 30, 2014	1,455,504	$4.8278
Exercisable, September 30, 2014	800,306	$3.5642

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2012	1,926,399	$3.4178		$—
Granted	4,128	$6.4998
Exercised	(22,959)	$2.3069		119,716
Expired	—	$—
Forfeited	—	$—

Outstanding, December 31, 2012	1,907,568	$3.4362
Granted	868	$4.9450
Exercised	(42,823)	$1.7664		112,583
Cancelled	(379,940)	$1.1500
Expired	(175,456)	$1.9412
Forfeited	(18,300)	$6.8724

Outstanding, December 31, 2013	1,291,917	$4.3194	4.24	$574,474

Exercisable, December 31, 2013	982,810	$3.4707	3.32	$572,616

Vested and Expected to Vest, December 31, 2013	1,253,111	$4.2366

Schedule of stock-based compensation expense

	Nine Months Ended September 30,
	2014	2013
Research and development	$214,628	$13,329
General and administrative	1,864,723	72,278

Total stock-based compensation	$2,079,351	$85,607

	Year Ended December 31,
	2013	2012
Research and development	$18,920	$114,591
General and administrative	80,933	165,619

Total stock-based compensation	$99,853	$280,210

Schedule of weighted-average assumptions used for calculating fair values of stock options granted
	Nine Months Ended September 30,
	2014	2013
Weighted-average risk-free interest rate	1.98%	1.42%
Expected term of options (in years)	6.11	6.25
Expected stock price volatility	83.00%	85.00%
Expected dividend yield	0%	0%

	Year Ended December 31,
	2013	2012
Weighted-average risk-free interest rate	1.42%	0.90%
Expected term of options (in years)	6.25	6.25
Expected stock price volatility	85.00%	86.16%
Expected dividend yield	0%	0%

Schedule of total unrecognized compensation expense, excluding performance based stock options that have not been deemed probable, net of estimated forfeitures, related to unvested options granted under the Stock Plans expected to be recognized
Year ending December 31,
2014	$163,611
2015	603,341
2016	520,325
2017	459,029
2018	112,195
$1,858,501

Year ending December 31,
2014	$13,493
2015	7,043
2016	3,572
2017	289

$24,397